Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets	$ 9,189	$ 0
Gross Amounts of Recognized Liabilities	(18,455)	(3,830)
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts of Assets Presented in the Consolidated Balance Sheets	9,189	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheets	(18,455)	(3,830)
Financial Instruments	0	0
Cash Collateral Received	0	0
Net Amount	$ (9,266)	$ (3,830)